Investment Securities (Details Textual) (Detail) Security in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2016 USD ($) Security
Schedule of Available-for-sale Securities [Line Items]
Settlement proceeds	$ 283,000	$ 283,000	$ 0	$ 283,000	$ 0
CBN
Schedule of Available-for-sale Securities [Line Items]
Pooled trust preferred security, number | Security						1
Available-for-sale securities, amortized cost basis						$ 376,000
Available-for-sale securities, par value						500,000
Federal Reserve Bank
Schedule of Available-for-sale Securities [Line Items]
Borrowings outstanding under line of credit facility	0	0		0		0
Line of Credit | U.S. government agency obligations
Schedule of Available-for-sale Securities [Line Items]
Securities pledged as collateral	2,958,000	2,958,000		2,958,000		2,685,000
Specific Municipal Deposits | U.S. government agency obligations
Schedule of Available-for-sale Securities [Line Items]
Securities pledged as collateral	7,822,000	7,822,000		7,822,000		6,163,000
Specific Municipal Deposits | Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Securities pledged as collateral	$ 23,413,000	$ 23,413,000		$ 23,413,000		$ 20,856,000